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Alliance
Treasury
Reserves

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                           Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

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

STATEMENT OF NET ASSETS
June 30, 1999                                         Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)   Security                              Yield                 Value
--------------------------------------------------------------------------------
           U.S. GOVERNMENT
           OBLIGATIONS -- 69.5%
           U.S. TREASURY NOTES -- 45.7%
$  20,000  5.63%, 10/31/99......................  4.88%            $  20,036,131
   20,000  5.63%, 11/30/99......................  4.84                20,057,255
   98,500  5.75%, 9/30/99.......................  4.68                98,738,989
   25,000  5.88%, 7/31/99.......................  4.69                25,021,637
   47,000  5.88%, 8/31/99.......................  4.59                47,088,769
   10,000  6.00%, 8/15/99.......................  4.49                10,017,303
  135,000  6.38%, 7/15/99.......................  4.24               135,104,386
   15,000  6.88%, 7/31/99.......................  4.52                15,026,367
                                                                   -------------
                                                                     371,090,837
                                                                   -------------
           U.S. TREASURY BILLS -- 23.8%
   20,000  7/29/99..............................  4.45                19,931,478
   10,000  8/19/99..............................  4.49                 9,939,226
   10,000  9/16/99..............................  4.56                 9,904,071
   15,000  9/09/99..............................  4.62                14,867,000
   15,000  9/16/99..............................  4.67                14,851,775
   25,000  9/16/99..............................  4.69                24,751,889
   25,000  9/23/99..............................  4.73                24,727,000
   40,000  9/30/99..............................  4.74                39,526,800
   10,000  10/07/99.............................  4.77                 9,871,920
   15,000  11/18/99.............................  4.90                14,719,416
   10,000  12/02/99.............................  4.96                 9,792,528
                                                                   -------------
                                                                     192,883,103
                                                                   -------------
           Total U.S. Government
           Obligations
           (amortized cost
           $563,973,940)........................                     563,973,940
                                                                   -------------
           REPURCHASE
           AGREEMENTS -- 29.6%
           ABN Amro
   29,000  4.80%, dated 6/30/99,
           due 7/01/99 in the amount of
           $29,003,867 (cost $29,000,000;
           collateralized by $29,620,000
           U.S. Treasury Note,
           4.50%, 9/30/00,
           value $29,567,269)...................  4.80                29,000,000
           Bank of America
   10,000  4.65%, dated 6/30/99,
           due 7/01/99 in the amount of
           $10,001,292 (cost $10,000,000;
           collateralized by $8,850,000
           U.S. Treasury Bond,
           10.00%, 5/15/10,
           value $10,230,609)...................  4.65                10,000,000
           Barclays de Zoete
           Wedd Securities, Inc.
   20,000  4.80%, dated 6/30/99,
           due 7/07/99 in the amount of
           $20,018,667 (cost $20,000,000;
           collateralized by $20,200,000
           U.S. Treasury Note,
           5.875%, 11/15/99,
           value $20,408,312)...................  4.80                20,000,000
           Bear Stearns & Co.
   20,000  4.75%, dated 6/30/99,
           due 7/14/99 in the amount of
           $20,036,944 (cost $20,000,000;
           collateralized by $19,685,000
           U.S. Treasury Note,
           6.50%, 8/31/01,
           value $20,401,389) (a)...............  4.75                20,000,000
           Deutsche Bank
   20,000  4.65%, dated 6/30/99,
           due 7/01/99 in the amount of
           $20,002,583 (cost $20,000,000;
           collateralized by $20,710,000
           U.S. Treasury Note,
           4.625%, 12/31/00,
           value $20,464,000)...................  4.65                20,000,000
           Dresdner Bank AG
   14,000  4.65%, dated 6/30/99,
           due 7/01/99 in the amount of
           $14,001,808 (cost $14,000,000;
           collateralized by $13,738,000
           U.S. Treasury Note,
           6.375%, 8/15/02,
           value $14,270,679)...................  4.65                14,000,000
           First Chicago Corp.
   20,000  4.88%, dated 6/30/99,
           due 7/07/99 in the amount of
           $20,018,978 (cost $20,000,000;
           collateralized by $19,880,000
           U.S. Treasury Note,
           6.875%, 8/31/99,
           value $20,407,657)...................  4.88                20,000,000
           Goldman Sachs & Co.
   10,000  4.65%, dated 6/30/99,
           due 7/01/99 in the amount of
           $10,001,292 (cost $10,000,000;
           collateralized by $9,040,000
           U.S. Treasury Bond,
           7.25%, 8/15/22,
           value $10,235,029)...................  4.65                10,000,000

STATEMENT OF NET ASSETS (continued)                   Alliance Treasury Reserves
================================================================================

 Principal
  Amount
   (000)   Security                              Yield                 Value
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           Merrill Lynch & Co., Inc.
$  14,000  4.65%, dated 6/30/99,
           due 7/01/99 in the amount of
           $14,001,808 (cost $14,000,000;
           collateralized by $14,210,000
           U.S. Treasury Note,
           5.625%, 11/30/00,
           value $14,346,567)...................  4.65%            $  14,000,000
           Morgan Stanley Group, Inc.
   15,000  4.75%, dated 6/30/99,
           due 7/01/99 in the amount of
           $15,001,979 (cost $15,000,000;
           collateralized by $13,550,000
           U.S. Treasury Bond,
           7.25%, 8/15/22,
           value $15,322,167)...................  4.75                15,000,000
           Paribas Corp.
   25,000  4.87%, dated 6/30/99,
           due 7/14/99 in the amount of
           $25,047,347 (cost $25,000,000;
           collateralized by $21,912,000
           U.S. Treasury Bond,
           7.625%, 11/15/22,
           value $25,634,882) (a)...............  4.87                25,000,000
           State Street Bank &
           Trust Co.
   18,600  4.65%, dated 6/30/99,
           due 7/01/99 in the amount of
           $18,602,403 (cost $18,600,000;
           collateralized by $18,855,000
           U.S. Treasury Note,
           5.00%, 2/28/01,
           value $18,973,108)...................  4.65                18,600,000
           Warburg Securities
   25,000  4.94%, dated 6/30/99,
           due 7/14/99 in the amount of
           $25,048,028 (cost $25,000,000;
           collateralized by $16,749,000
           U.S. Treasury Bond,
           13.25%, 5/15/14,
           value $25,440,160) (a)...............  4.94                25,000,000
                                                                   -------------
           Total Repurchase
           Agreements
           (amortized cost
           $240,600,000)........................                     240,600,000
                                                                   -------------
           TOTAL INVESTMENTS -- 99.1%
           (amortized cost
           $804,573,940)........................                     804,573,940
           Other assets less
           liabilities -- 0.9%..................                       7,177,986
                                                                   -------------
           NET ASSETS -- 100%
           (offering and redemption
           price of $1.00 per share;
           811,743,106 shares
           outstanding).........................                   $ 811,751,926
                                                                   =============

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(a) Repurchase agreements which are terminable within 7 days.

    See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999                              Alliance Treasury Reserves
================================================================================

INVESTMENT INCOME
   Interest ........................................................                $ 37,974,367
EXPENSES
   Advisory fee (Note B) ...........................................   $  3,888,081
   Distribution assistance and administrative service (Note C) .....      3,118,452
   Transfer agency (Note B) ........................................        430,780
   Custodian fees ..................................................        178,100
   Registration fees ...............................................        129,678
   Printing ........................................................         80,194
   Audit and legal fees ............................................         44,636
   Trustees' fees ..................................................          8,643
   Amortization of organization expense ............................          1,550
   Miscellaneous ...................................................         27,581
                                                                       ------------
   Total expenses ..................................................      7,907,695
   Less: expense reimbursement .....................................       (131,532)
                                                                       ------------
   Net expenses ....................................................                   7,776,163
                                                                                    ------------
   Net investment income ...........................................                  30,198,204
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ....................                      10,597
                                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................                $ 30,208,801
                                                                                    ============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                               Year Ended       Year Ended
                                                             June 30, 1999    June 30, 1998
                                                             -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .................................   $  30,198,204    $  32,946,390
   Net realized gain (loss) on investment transactions ...          10,597           (1,049)
                                                             -------------    -------------
   Net increase in net assets from operations ............      30,208,801       32,945,341
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .................................     (30,198,204)     (32,946,390)
   Net realized gain on investments ......................            (728)         (16,592)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .................................      71,685,912       35,989,359
                                                             -------------    -------------
   Total increase ........................................      71,695,781       35,971,718
NET ASSETS
   Beginning of year .....................................     740,056,145      704,084,427
                                                             -------------    -------------
   End of year ...........................................   $ 811,751,926    $ 740,056,145
                                                             =============    =============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                                         Alliance Treasury Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Organization Expenses

The organization expenses of the Portfolio were being amortized against income on a straight-line basis through September, 1998.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. Repurchase Agreements

It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

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NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extra ordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $131,532.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $201,514 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $2,552 under an expense offset arrangement with Alliance Fund Services.

                                                      Alliance Treasury Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $1,944,041. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing share holder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Port folio amounted to $1,174,411, of which $131,000 was paid to the Adviser.

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NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal in come tax purposes was the same as the cost for financial reporting purposes.

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NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 1999, capital paid-in aggregated $811,743,106. Transactions, all at $1.00 per share, were as follows:

                                                 Year Ended        Year Ended
                                                  June 30,          June 30,
                                                    1999              1998
                                               --------------    --------------
Shares sold ................................    2,440,073,136     3,120,550,717
Shares issued on reinvestments of dividends        30,198,204        32,946,390
Shares redeemed ............................   (2,398,585,428)   (3,117,507,748)
                                               --------------    --------------
Net increase ...............................       71,685,912        35,989,359
                                               ==============    ==============

FINANCIAL HIGHLIGHTS                                  Alliance Treasury Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year


                                                                               Year Ended June 30,
                                                           ------------------------------------------------------------
                                                             1999         1998         1997         1996         1995
                                                           --------     --------     --------     --------     --------
Net asset value, beginning of year .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           --------     --------     --------     --------     --------
Income from Investment Operations
Net investment income (a) ..............................      .0389        .0453        .0443        .0466        .0460
                                                           --------     --------     --------     --------     --------
Less: Dividends
Dividends from net investment income ...................     (.0389)      (.0453)      (.0443)      (.0466)      (.0460)
                                                           --------     --------     --------     --------     --------
Net asset value, end of year ...........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           ========     ========     ========     ========     ========
Total Return
Total investment return based on net asset value (b) ...       3.96%        4.63%        4.53%        4.77%        4.71%
Ratios/Supplemental Data
Net assets, end of year (in thousands) .................   $811,752     $740,056     $704,084     $700,558     $493,702
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .........       1.00%         .95%         .85%         .81%         .69%
   Expenses, before waivers and reimbursements .........       1.02%        1.01%        1.00%        1.05%        1.05%
   Net investment income (a) ...........................       3.88%        4.53%        4.43%        4.64%        4.86%


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(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

INDEPENDENT AUDITOR'S REPORT                          Alliance Treasury Reserves
================================================================================

To the Board of Trustees and Shareholders
Alliance Treasury Reserves Portfolio

We have audited the accompanying statement of net assets of Alliance Treasury Reserves Portfolio as of June 30, 1999 and the related statement of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Treasury Reserves Portfolio as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

Alliance Treasury Reserves                                     -----------------
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Toll free 1 (800) 221-5672                                       U.S. POSTAGE
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Yields. For current recorded yield information on Alliance       New York, NY
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(800) 251-0539 and press the following sequence of keys:       -----------------

-  -  -  -  -  -  -
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For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ATRAR699